DIVIDEND	12 Months Ended
Dec. 31, 2022
Dividend
DIVIDEND

13.  DIVIDEND

On December 1, 2020, the Company’s board of directors approved and declared HK$3,750,000 to its shareholders. This amount was paid in full on December 31, 2020. The dividend per share was HK$0.25.

On February 7, 2022, the Company’s board of directors approved and declared a dividend of HK$4,000,000 (US$512,722) to its shareholders. This amount was paid in full on February 17, 2022. The dividend per share was HK$0.27 (US$0.03).